Summary of Significant Accounting Policies - Schedule of Contract Liability and Remaining Performance Obligations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liability and Remaining Performance Obligations [Line Items]
Beginning balance	$ 11,802,825	$ 16,190,861	$ 17,493,628
Additional deposits received	8,316,944	19,476,465
Ending balance	8,969,670	11,802,825	16,190,861
Previously Reported [Member]
Schedule of Contract Liability and Remaining Performance Obligations [Line Items]
Additional deposits received		19,476,466	17,454,370
Revenue Recognized during the year at a point-in-time [Member]
Schedule of Contract Liability and Remaining Performance Obligations [Line Items]
Revenue Recognized during the year at a point-in-time	$ (11,150,099)	$ (23,864,501)	$ (18,757,137)